Investments (Carrying Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments [Abstract]
Cost-method Investments, Aggregate Carrying Amount	$ 973	$ 0
Equity-method Investments, Aggregate Carrying Amount	4,686	4,062
Total Investments	$ 5,659	$ 4,062